Debt - Term Loan Facility (Details) - USD ($)		12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2015
Long-term debt
Principal amount		$ 1,555,000,000	$ 1,671,000,000
U.S. Cellular Term loan facility
Long-term debt
Principal amount		83,000,000	$ 191,000,000	$ 225,000,000
Principal prepayment	$ 100,000,000
Subordinated Agreement | U.S. Cellular Term loan facility
Debt Instrument [Line Items]
Consolidated funded indebtedness		0
Refinancing indebtedness		$ 0
LIBOR rate | U.S. Cellular Term loan facility
Debt Instrument [Line Items]
Contractual spread		1.75%